INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INVENTORY
	As of December 31,
	2022	2023
	RMB	RMB	USD
Finished Goods	8,301	3,260	459